Earnings (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Basic (Loss)/Earnings Per Share Numerator
(Loss) Profit for the year attributable to owners of the Company	$ (1,416,717)	$ (1,056,360)	$ 193,131
Diluted (Loss)/Earnings Per Share Numerator
(Loss) Profit for the year attributable to owners of the Company	$ (1,416,717)	$ (1,056,360)	$ 193,131
Basic (Loss)/Earnings Per Share Denominator
Original shares:	11,421,393	11,421,393	10,000,000
Additions from actual events:
- Issuance of common stock, weighted			771,058
Basic weighted average shares outstanding	11,421,393	11,421,393	10,771,058
Diluted (Loss)/Earnings Per Share Denominator
Basic weighted average shares outstanding	11,421,393	11,421,393	10,771,058
Dilutive shares: Potential additions from dilutive events:
- None
Diluted Weighted Average Shares Outstanding:	11,421,393	11,421,393	10,771,058
(Loss)/Earnings Per Share
- Basic	$ (0.12)	$ (0.09)	$ 0.02
- Diluted	$ (0.12)	$ (0.09)	$ 0.02
Weighted Average Shares Outstanding
- Basic	11,421,393	11,421,393	10,771,058
- Diluted	11,421,393	11,421,393	10,771,058